Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Assets

	2022	2021
Current -
Interest receivable	$10,554	$4,791
Other	6,489	1,263

	17,043	6,054

Non-current -
Guarantee deposits	5,493	3,296
Deposits for litigation	8,300	7,590
Other	3,212	3,212

	17,005	14,098

	$34,048	$20,152